Employee benefit plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 1,946	$ 1,556
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	1,535	1,272
Accrued benefit cost	(153)	(170)
Total pension and healthcare benefits	1,382	1,102
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	411	284
Accrued benefit cost	(60)	(112)
Total pension and healthcare benefits	351	172
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	10
Accrued benefit cost		(29)
Total pension and healthcare benefits	10	(29)
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(3)	(4)
Total pension and healthcare benefits	$ (3)	$ (4)